Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005150 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000005150 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000005150 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	63.00%	[1]
C000005150 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000005150 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
C000005150 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
C000005150 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000005150 [Member] | All Other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[1]
C000005150 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000005150 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000005150 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000005150 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000005133 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000005133 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000005133 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
C000005133 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[2]
C000005133 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000005133 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
C000005133 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[2]
C000005133 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[2]
C000005133 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[2]
C000126193 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000126193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000126193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000126193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[3]
C000126193 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000126193 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000126193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[3]
C000126193 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000126193 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[3]
C000005146 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000005146 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[4]
C000005146 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[4]
C000005146 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[4]
C000005146 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[4]
C000005146 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[4]
C000005146 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000005146 [Member] | Specialty REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000005146 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000126195 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000126195 [Member] | Industrial Office REITS [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[5]
C000126195 [Member] | Residential REITS [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[5]
C000126195 [Member] | Retail REITS [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000126195 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[5]
C000126195 [Member] | Data Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5]
C000126195 [Member] | Self Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000126195 [Member] | Specialty REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000126195 [Member] | Other REITS [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000005142 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000005142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000005142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[6]
C000005142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000005142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[6]
C000005142 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000005142 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[6]
C000005142 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000005142 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000005148 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000005148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[7]
C000005148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7]
C000005148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[7]
C000005148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7]
C000005148 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[7]
C000005148 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[7]
C000005148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000005148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000005134 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000005134 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[8]
C000005134 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[8]
C000005134 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[8]
C000005134 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8]
C000005134 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000005134 [Member] | Financials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[8]
C000005134 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[8]
C000005134 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[8]
C000005134 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000005134 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000126194 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
C000126194 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[9]
C000126194 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[9]
C000126194 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[9]
C000126194 [Member] | Leveraged Loans [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[9]
C000126194 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000126194 [Member] | Financials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[9]
C000126194 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
C000126194 [Member] | All other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[9]
C000126194 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000126194 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000005147 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[10]
C000005147 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000005147 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000005147 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[10]
C000005147 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[10]
C000005147 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[10]
C000005147 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000005147 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000005147 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000005730 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
C000005730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[11]
C000005730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[11]
C000005730 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[11]
C000005730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[11]
C000005730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[11]
C000005730 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[11]
C000005730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[11]
C000005730 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000126196 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[12]
C000126196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[12]
C000126196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[12]
C000126196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[12]
C000126196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[12]
C000126196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[12]
C000126196 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[12]
C000126196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000126196 [Member] | Other includes securities lending collateral [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[12]

[1]	Percentage of total investments as of June 30, 2024.
[2]	Percentage of total investments as of June 30, 2024.
[3]	Percentage of total investments as of June 30, 2024.
[4]	Percentage of total investments as of June 30, 2024.
[5]	Percentage of total investments as of June 30, 2024.
[6]	Percentage of total investments as of June 30, 2024.
[7]	Percentage of total investments as of June 30, 2024.
[8]	Percentage of total investments as of June 30, 2024.
[9]	Percentage of total investments as of June 30, 2024.
[10]	Percentage of total investments as of June 30, 2024.
[11]	Percentage of total investments as of June 30, 2024.
[12]	Percentage of total investments as of June 30, 2024.